The Company, basis of presentation and significant accounting policies - Concentration of risk (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States Government
Concentration of Risk
Percentage of revenues which were earned and subject to regulations	34.00%	33.00%	33.00%